Significant Accounting Policies (Tables)	3 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Schedule Of Potential Common Stock Equivalents

The Company had the following common stock equivalents at July 31, 2012 and 2011:

As at	July 31 2012	July 31, 2011
Preferred A Shares	-	-
Preferred A Warrants	19,250,000	19,250,000
Preferred B Shares	8,799,995	8,799,500
Preferred B Warrants	15,399,125	15,399,125
Senior I Notes	12,646,000	11,750,000
Senior I Warrants	12,500,000	12,500,000
Senior II Notes	23,000,000	23,000,000
Senior II Warrants	9,200,000	9,200,000
Junior Notes	12,988,903	12,505,340
Consulting Warrants	2,720,000	2,720,000
Stock Options	775,000	1,404,300
Compensation Warrants	480,000	480,000
	117,759,023	117,008,265